Income tax and deferred taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
Note 29   Income tax and deferred taxes

Accounts receivable from taxes as of December 31, 2019 and December 31, 2018, are as follows:

29.1

Current and non-current tax assets

a)

Current tax assets

Current tax assets	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	47,283	21,172
Monthly provisional income tax payments, foreign companies	124	5,199
Corporate tax credits (1)	1,262	1,858
1st category tax absorbed by tax loss (2)	916	-
Taxes in recovery process	41,848	28,881
Total	91,433	57,110

b)

Non-current tax assets

Non-current tax assets	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies compensated by the specific tax on mining activity (Lithium)	6,398	6,398
Specific tax on mining activities (IEAM) paid by Lithium (on consignment)	25,781	25,781
Total	32,179	32,179

(1)

These credits are available for Companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

(2)

This concept corresponds to the absorption of the tax losses determined by the company at the end of the year, which must be attributed to the dividends received during the year.

29.2

Current tax liabilities

Current tax liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
1st Category income tax	7,863	25,163
Foreign company income tax	9,944	21,097
Article 21 single tax	67	1,152
Total	17,874	47,412

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No. 20,780, a progressive income tax rate has been established, which is 27% from 2018.

The royalty is determined by applying the taxable rate to the net operating income obtained, According to the chart in force, the Company currently provisioned 5% for mining royalties that involve operations in the Salar de Atacama and 5.24% for caliche extraction operations.

The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2019	2018
Spain	25%	25%
Belgium	29.58%	29.58%
Mexico	30%	30%
United States	21% +6%	21% +6%
South Africa	28%	28%

29.3   Income tax and deferred taxes

Assets and liabilities recognized in the statement of financial position are offset if and only if:

1	The Company has recognized legally the right to offset the amounts recognized in these entries; and

(b)	Deferred income tax assets and liabilities are derived from income tax related to the same tax authority on:

(i)

the same entity or tax subject; or

(ii)
different entities or tax subjects who intend either to settle current fiscal assets and liabilities for their net amount, or to exercise tax assets and pay liabilities simultaneously in each of the future periods in which the Company expects to settle or recover significant amounts of deferred tax assets or liabilities.

Recognized deferred income tax assets are the income taxes that are to be recovered in future periods, related to:

a)	deductible temporary differences.
b)	the offsetting of losses obtained in prior periods and not yet subject to tax deduction; and
c)	the offsetting of unused credits from prior periods.

The Company recognizes a deferred tax asset when there is certainty that these can be offset with tax income from subsequent periods, losses or fiscal credits not yet used, but solely as long as it is more likely than not that there will be tax earnings in the future against which to charge these losses or unused fiscal credits.

Recognized deferred tax liabilities refer to the amounts of income taxes payable in future periods related to taxable temporary differences.

(a)	Income tax assets and liabilities as of December 31, 2019 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2019	Assets	Liabilities
	ThUS$	ThUS$
Unrealized losses	82,075	-
Property, plant and equipment and capitalized interest	-	(197,167)
Provision of restoration and rehabilitation	7,313	-
Manufacturing expenses	-	(106,420)
Staff severance indemnities, unemployment insurance	-	(6,000)
Vacation accrual	5,591	-
Inventory provision	23,885	-
Materials provision	7,982	-
Forward	-	-
Employee benefits	2,689	-
Research and development expenses	-	(3,533)
Bad debt provisions	3,542	-
Provision for legal complaints and expenses	2,546	-
Loan approval expenses	-	(3,856)
Financial instruments recorded at market value	-	(1,287)
specific tax on mining activity	-	(1,357)
Tax loss benefit	2,296	-
Other	-	(2,021)
Foreign items (other)	311	-
Balances to date	138,230	(321,641)
Net balance		(183,411)

(b)	Income tax assets and liabilities as of December 31, 2018 are detailed as follows

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2018	Assets	Liabilities
	ThUS$	ThUS$
Unrealized losses	75,832	-
Property, plant and equipment and capitalized interest	-	(196,843)
Provision of restoration and rehabilitation	4,280	-
Manufacturing expenses	-	(103,760)
Staff severance indemnities, unemployment insurance	-	(5,679)
Vacation accrual	5,155	-
Inventory provision	28,155	-
Materials provision	6,239	-
Forward	2,169	-
Employee benefits	3,309	-
Research and development expenses	-	(2,216)
Bad debt provisions	4,188	-
Provision for legal complaints and expenses	4,013	-
Loan approval expenses	-	(2,337)
Financial instruments recorded at market value	-	(976)
specific tax on mining activity	-	(3,278)
Tax loss benefit	1,124	-
Other	5,005	-
Foreign items (other)	259	-
Balances at the reporting date	139,728	(315,089)
Net balance		(175,361)

(c)

Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2019

Reconciliation of changes in deferred tax liabilities (assets) for the year ended December 31, 2019	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized losses	(75,832)	(6,243)	-	(6,243)	(82,075)
Property, plant and equipment and capitalized interest	196,843	324	-	324	197,167
Provision of restoration and rehabilitation	(4,280)	(3,033)	-	(3,033)	(7,313)
Manufacturing expenses	103,760	2,660	-	2,660	106,420
Staff severance indemnities, unemployment insurance	5,679	1,007	(686)	321	6,000
Vacation accrual	(5,155)	(436)	-	(436)	(5,591)
Inventory provision	(28,155)	4,270	-	4,270	(23,885)
Materials provision	(6,239)	(1,743)	-	(1,743)	(7,982)
Forward	(2,169)	(514)	2,683	2,169	-
Employee benefits	(3,309)	620	-	620	(2,689)
Research and development expenses	2,216	1,317	-	1,317	3,533
Bad debt provisions	(4,188)	646	-	646	(3,542)
Provision for legal complaints and expenses	(4,013)	1,467	-	1,467	(2,546)
Loan approval expenses	2,337	1,519	-	1,519	3,856
Financial instruments recorded at market value	976	-	311	311	1,287
specific tax on mining activity	3,278	(1,905)	(16)	(1,921)	1,357
Tax loss benefit	(1,124)	(1,172)	-	(1,172)	(2,296)
Other	(5,005)	7,026	-	7,026	2,021
Foreign items (other)	(259)	(52)	-	(52)	(311)
Total temporary differences, unused losses and unused tax credits	175,361	5,758	2,292	8,050	183,411

(d)

Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2018

Reconciliation of changes in deferred tax liabilities (assets) for the year ended December 31, 2018	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity		Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$
Unrealized losses	(68,544)	(7,288)	-		(7,288)	(75,832)
Property, plant and equipment and capitalized interest	211,374	(14,531)	-		(14,531)	196,843
Provision of restoration and rehabilitation	(3,469)	(811)	-		(811)	(4,280)
Manufacturing expenses	102,748	1,012	-		1,012	103,760
Staff severance indemnities, unemployment insurance	6,792	(667)	(446)		(1,113)	5,679
Vacation accrual	(4,887)	(268)	-		(268)	(5,155)
Inventory provision	(25,172)	(2,983)	-		(2,983)	(28,155)
Materials provision	(7,107)	868	-		868	(6,239)
Forward	(624)	(1,545)	-		(1,545)	(2,169)
Employee benefits	(2,317)	(992)	-		(992)	(3,309)
Research and development expenses	3,501	(1,285)	-		(1,285)	2,216
Bad debt provisions	(4,253)	686	(621	) ¹	65	(4,188)
Provision for legal complaints and expenses	(5,243)	1,230	-		1,230	(4,013)
Loan approval expenses	2,670	(333)	-		(333)	2,337
Financial instruments recorded at market value	2,474	-	(1,498)		(1,498)	976
specific tax on mining activity	4,084	(795)	(11)		(806)	3,278
Tax loss benefit	(1,437)	313	-		313	(1,124)
Other	(5,002)	(64)	61		(3)	(5,005)
Foreign items (other)	(305)	46	-		46	(259)
Total temporary differences, unused losses and unused tax credits	205,283	(27,407)	(2,515)		(29,922)	175,361

(1) This corresponds to the adjustment to the beginning balance of the impairment provision for receivables against other reserves.

(e)  Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2019 and 2018, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Chile	2,296	1,124
Total	2,296	1,124

The tax losses as of December 31, 2019 that form the basis of these deferred taxes correspond mainly to SIT S.A., Exploraciones Mineras S.A., Comercial Agrorama Ltda. and Orcoma Estudio SpA.

(f)

Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2019 and December 31, 2018 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(175,361)	(205,283)
Increase (decrease) in deferred taxes in profit or loss	(5,758)	27,407
Increase (decrease) in deferred taxes in equity	(2,292)	2,515
Total	(183,411)	(175,361)

(g)

Disclosures on income tax expense (income)

The Company recognizes current and deferred taxes as income or expenses, and they are included in profit or loss, unless they arise from:

(a)	a transaction or event recognized in the same period or in a different period, outside profit or loss either in other comprehensive income or directly in equity; or
(ii)	a business combination

Current and deferred tax (expense) benefit are detailed as follows:

	Assets (liabilities)
Disclosures on income tax expense (benefit)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Current income tax expense
Current tax expense	(116,483)	(207,959)	(182,567)
Adjustments to prior year current income tax	12,222	1,577	15,954
Current income tax expense, net, total	(104,261)	(206,382)	(166,613)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	2,551	26,434	440
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(8,309)	973	-
Deferred tax expense, net, total	(5,758)	27,407	440
Tax expense (benefit)	(110,019)	(178,975)	(166,173)

Tax (expense) benefit for foreign and domestic parties are detailed as follows:

	Assets (liabilities)
Income tax (expense) benefit	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net (1)	(7,394)	(7,516)	(14,396)
Current income tax expense, domestic, net	(96,867)	(198,866)	(152,217)
Current income tax expense, net, total	(104,261)	(206,382)	(166,613)
Deferred tax expense by foreign and domestic parties, net
Current income tax benefit (expense), foreign parties, net	2,370	(1,885)	(154)
Current income tax expense, domestic, net	(8,128)	29,292	594
Deferred tax expense, net, total	(5,758)	27,407	440
Income tax expense	(110,019)	(178,975)	(166,173)

(1) As a result of a tax audit over the 2017 transfer prices of our subsidiary SQM Europe N.V., an additional provision was recognized  amounting ThUS$ 1,068.

(h)

Equity interest in taxation attributable to equity-accounted investees

The Company does not recognize any deferred tax liability in all cases of taxable temporary differences associated with investments in subsidiaries, branches and associated companies or interest in joint ventures, because as indicated in the standard, the following two conditions are jointly met:

(i)	the parent, investor or interest holder is able to control the time for reversal of the temporary difference; and

(ii)	It is more likely than not that the temporary difference will not be reversed in the foreseeable future.

In addition, the Company does not recognize deferred income tax assets for all deductible temporary differences from investments in subsidiaries, branches and associated companies or interests in joint ventures because it is unlikely that they will meet the following requirements:

(i)	Temporary differences are reversed in a foreseeable future; and
(ii)	The Company has tax earnings, against which temporary differences can be used.

(i)

Disclosures on the tax effects of other comprehensive income components:

	For the year ended December 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,310)	702	(2,608)
Cash flow hedge	1,907	(2,683)	(776)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(311)	841
Total	(251)	(2,292)	(2,543)

	For the year ended December 31, 2018
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,327)	396	(931)
Cash flow hedge	5,723	-	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	1,498	(4,048)
Total	(1,150)	1,894	744

	For the year ended December 31, 2017
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,401)	282	(1,119)
Cash flow hedge	2,184	-	2,184
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	757	(268)	489

(j)

Explanation of the relationship between expense (income) for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that reveals the most significant information for users of the financial statements is the numeric reconciliation between the tax expense (income) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned choice is based on the fact that the Company and subsidiaries established in Chile generate a large part of the Company’s tax expense (income).
The amounts provided by subsidiaries established outside Chile have no relative importance in the overall context.

Reconciliation between the tax (expense) benefit and the result of multipl
y
ing the accounting profit by the current rate in Chile:

	Expense (Benefits)
Income Tax Expense (Benefit)	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	390,622	621,038	594,590
Income tax rate in force in Chile	27%	27%	25,5%
Tax expense using the legal rate	(105,468)	(167,680)	(151,620)
Effect of royalty tax payments	(4,314)	(4,919)	(3,372)
Tax effect of revenue from regular activities exempt from taxation	2,376	1,446	2,886
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,128)	(2,327)	(4,764)
Tax effect of tax rates supported abroad	(252)	3,517	(8,061)
IRS provision surplus (*)	-	(3,724)	-
Other tax effects from reconciliation between accounting gains and tax expenses	(233)	(5,288)	(1,242)
Tax expense using the effective rate	(110,019)	(178,975)	(166,173)

(*) Internal revenue service

(k)  Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country.  These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.

Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

(i)	Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

(ii)	United States

In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

As a result of the audit performed by the tax authority, SQM North America Corp., a subsidiary of the Company, paid in November 2018, for income tax and interest between 2013 and 2015, approximately US$3.8 million. On top of this, SQM North America Corp would have to pay an additional US$0.4 million in state taxes for the same period. These charges are already provisioned in the financial statements.

(iii)	Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

(iv)	Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

(v)	Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

(vi)	South Africa:

In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.